Information by business segment (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Business segment information
Sales	$ 52,540	$ 49,611	$ 39,915	$ 102,151	$ 81,098
Excise taxes	(6,438)	(6,319)	(5,433)	(12,757)	(10,523)
Revenues from sales	46,102	43,292	34,482	89,394	70,575
Operating expenses	(37,518)		(29,703)	(74,105)	(60,053)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,435)	(2,916)	(2,798)	(6,351)	(7,377)
Operating income	5,149		1,981	8,938	3,145
Net income (loss) from equity affiliates and other items	1,104		900	1,991	3,550
Tax on net operating income	(2,179)		(587)	(3,855)	(1,356)
Net operating income	4,074		2,294	7,074	5,339
Net cost of net debt	(440)		(267)	(791)	(533)
Non-controlling interests	87	(13)	10	74	80
Net income - group share	3,721	2,636	2,037	6,357	4,886
Total expenditures	3,787	6,724	4,205	10,511	7,883
Total divestments	1,274	2,585	360	3,859	3,258
Cash flow from operating activities	6,246	$ 2,081	4,640	8,327	9,341
Intercompany
Business segment information
Sales	(17,893)		(11,667)	(33,536)	(24,249)
Revenues from sales	(17,893)		(11,667)	(33,536)	(24,249)
Operating expenses	17,893		11,667	33,536	24,249
Exploration & Production
Business segment information
Sales	3,398		2,068	5,865	4,171
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,484)		(2,344)	(4,834)	(6,412)
Operating income	3,773		1,295	6,769	1,191
Net income (loss) from equity affiliates and other items	569		487	1,210	677
Tax on net operating income	(1,772)		(512)	(3,322)	(951)
Net operating income	2,570		1,270	4,657	917
Total expenditures	2,980		3,448	8,851	6,084
Total divestments	500		132	2,751	245
Cash flow from operating activities	4,628		2,836	8,197	5,637
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	11,191		7,186	20,582	14,837
Operating expenses	(4,934)		(3,547)	(8,979)	(7,234)
Exploration & Production | Intercompany
Business segment information
Sales	(7,793)		(5,118)	(14,717)	(10,666)
Gas, Renewables & Power
Business segment information
Sales	3,268		2,671	7,359	5,868
Depreciation, depletion and impairment of tangible assets and mineral interests	(464)		(40)	(534)	(112)
Operating income	(336)		48	(373)	13
Net income (loss) from equity affiliates and other items	128		13	162	(32)
Tax on net operating income	(19)		(24)	(34)	(61)
Net operating income	(227)		37	(245)	(80)
Total expenditures	79		77	328	392
Total divestments	405		23	483	27
Cash flow from operating activities	104		(100)	(75)	40
Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales	3,698		2,945	8,257	6,451
Operating expenses	(3,570)		(2,857)	(8,096)	(6,326)
Gas, Renewables & Power | Intercompany
Business segment information
Sales	(430)		(274)	(898)	(583)
Refining & Chemicals
Business segment information
Sales	23,349		17,347	45,088	35,921
Excise taxes	(867)		(680)	(1,714)	(1,381)
Depreciation, depletion and impairment of tangible assets and mineral interests	(304)		(245)	(617)	(532)
Operating income	1,249		520	1,905	1,574
Net income (loss) from equity affiliates and other items	289		148	417	2,601
Tax on net operating income	(279)		(142)	(383)	(498)
Net operating income	1,259		526	1,939	3,677
Total expenditures	404		401	736	667
Total divestments	324		20	349	2,760
Cash flow from operating activities	999		1,967	(110)	3,729
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	31,922		22,683	60,770	46,902
Operating expenses	(30,369)		(21,918)	(58,248)	(44,796)
Refining & Chemicals | Intercompany
Business segment information
Sales	(9,440)		(6,016)	(17,396)	(12,362)
Marketing & Services
Business segment information
Sales	22,528		17,831	43,836	35,129
Excise taxes	(5,571)		(4,753)	(11,043)	(9,142)
Depreciation, depletion and impairment of tangible assets and mineral interests	(172)		(158)	(346)	(302)
Operating income	662		360	1,019	734
Net income (loss) from equity affiliates and other items	107		258	193	288
Tax on net operating income	(194)		(123)	(297)	(231)
Net operating income	575		495	915	791
Total expenditures	310		258	538	697
Total divestments	45		182	273	218
Cash flow from operating activities	841		251	781	582
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	17,250		13,247	33,284	26,430
Operating expenses	(16,416)		(12,729)	(31,919)	(25,394)
Marketing & Services | Intercompany
Business segment information
Sales	(293)		(169)	(491)	(443)
Corporate
Business segment information
Sales	(3)		(2)	3	9
Depreciation, depletion and impairment of tangible assets and mineral interests	(11)		(11)	(20)	(19)
Operating income	(199)		(242)	(382)	(367)
Net income (loss) from equity affiliates and other items	11		(6)	9	16
Tax on net operating income	85		214	181	385
Net operating income	(103)		(34)	(192)	34
Total expenditures	14		21	58	43
Total divestments			3	3	8
Cash flow from operating activities	(326)		(314)	(466)	(647)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	(66)		88	37	204
Operating expenses	(122)		(319)	(399)	(552)
Corporate | Intercompany
Business segment information
Sales	63		(90)	(34)	(195)
Adjustments
Business segment information
Sales	24		(27)	13	(27)
Revenues from sales	24		(27)	13	(27)
Operating expenses	597		(697)	376	(744)
Depreciation, depletion and impairment of tangible assets and mineral interests	(424)		(14)	(446)	(1,944)
Operating income	197		(738)	(57)	(2,715)
Net income (loss) from equity affiliates and other items	(23)		48	(157)	1,989
Tax on net operating income	(176)		228	(93)	474
Net operating income	(2)		(462)	(307)	(252)
Net cost of net debt	(9)		(7)	(19)	(14)
Non-controlling interests	179		32	246	120
Net income - group share	168		(437)	(80)	(146)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests			(15)		(1,869)
Operating income	(97)		(132)	(150)	(1,986)
Net income (loss) from equity affiliates and other items	(66)		(4)	(167)	(214)
Tax on net operating income	46		47	104	376
Net operating income	(117)		(89)	(213)	(1,824)
Net income - group share	(117)		(89)	(213)	(1,797)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(97)		(117)	(150)	(117)
Adjustments | Gas, Renewables & Power
Business segment information
Sales	24		(27)	13	(27)
Depreciation, depletion and impairment of tangible assets and mineral interests	(424)		1	(446)	(25)
Operating income	(409)		(51)	(534)	(166)
Net income (loss) from equity affiliates and other items	(4)		(16)	(15)	(79)
Tax on net operating income	(7)		9	(4)	9
Net operating income	(420)		(58)	(553)	(236)
Net income - group share	(232)		(38)	(313)	(164)
Adjustments | Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales	24		(27)	13	(27)
Operating expenses	(9)		(25)	(101)	(114)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests					(50)
Operating income	569		(411)	531	(404)
Net income (loss) from equity affiliates and other items	46		(53)	25	2,156
Tax on net operating income	(177)		129	(158)	41
Net operating income	438		(335)	398	1,793
Net income - group share	436		(333)	395	1,795
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	569		(411)	531	(354)
Adjustments | Marketing & Services
Business segment information
Operating income	134		(80)	105	(95)
Net income (loss) from equity affiliates and other items	1		121		126
Tax on net operating income	(38)		21	(35)	26
Net operating income	97		62	70	57
Net income - group share	81		65	60	62
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	134		(80)	105	(95)
Adjustments | Corporate
Business segment information
Operating income			(64)	(9)	(64)
Tax on net operating income			22		22
Net operating income			(42)	(9)	(42)
Net income - group share			(42)	(9)	(42)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses			(64)	(9)	(64)
Adjustments - Inventory valuation effect
Business segment information
Operating income	703		(426)	636	(358)
Net income - group share	517		(310)	472	(255)
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	569		(372)	531	(289)
Net operating income	438		(270)	415	(212)
Net income - group share	436		(268)	412	(210)
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	134		(54)	105	(69)
Net operating income	97		(45)	70	(50)
Net income - group share	81		(42)	60	(45)
Adjusted
Business segment information
Sales	52,516		39,942	102,138	81,125
Excise taxes	(6,438)		(5,433)	(12,757)	(10,523)
Revenues from sales	46,078		34,509	89,381	70,602
Operating expenses	(38,115)		(29,006)	(74,481)	(59,309)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,011)		(2,784)	(5,905)	(5,433)
Operating income	4,952		2,719	8,995	5,860
Net income (loss) from equity affiliates and other items	1,127		852	2,148	1,561
Tax on net operating income	(2,003)		(815)	(3,762)	(1,830)
Net operating income	4,076		2,756	7,381	5,591
Net cost of net debt	(431)		(260)	(772)	(519)
Non-controlling interests	(92)		(22)	(172)	(40)
Net income - group share	3,553		2,474	6,437	5,032
Adjusted | Intercompany
Business segment information
Sales	(17,893)		(11,667)	(33,536)	(24,249)
Revenues from sales	(17,893)		(11,667)	(33,536)	(24,249)
Operating expenses	17,893		11,667	33,536	24,249
Adjusted | Exploration & Production
Business segment information
Sales	3,398		2,068	5,865	4,171
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,484)		(2,329)	(4,834)	(4,543)
Operating income	3,870		1,427	6,919	3,177
Net income (loss) from equity affiliates and other items	635		491	1,377	891
Tax on net operating income	(1,818)		(559)	(3,426)	(1,327)
Net operating income	2,687		1,359	4,870	2,741
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	11,191		7,186	20,582	14,837
Operating expenses	(4,837)		(3,430)	(8,829)	(7,117)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales	(7,793)		(5,118)	(14,717)	(10,666)
Adjusted | Gas, Renewables & Power
Business segment information
Sales	3,244		2,698	7,346	5,895
Depreciation, depletion and impairment of tangible assets and mineral interests	(40)		(41)	(88)	(87)
Operating income	73		99	161	179
Net income (loss) from equity affiliates and other items	132		29	177	47
Tax on net operating income	(12)		(33)	(30)	(70)
Net operating income	193		95	308	156
Adjusted | Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales	3,674		2,972	8,244	6,478
Operating expenses	(3,561)		(2,832)	(7,995)	(6,212)
Adjusted | Gas, Renewables & Power | Intercompany
Business segment information
Sales	(430)		(274)	(898)	(583)
Adjusted | Refining & Chemicals
Business segment information
Sales	23,349		17,347	45,088	35,921
Excise taxes	(867)		(680)	(1,714)	(1,381)
Depreciation, depletion and impairment of tangible assets and mineral interests	(304)		(245)	(617)	(482)
Operating income	680		931	1,374	1,978
Net income (loss) from equity affiliates and other items	243		201	392	445
Tax on net operating income	(102)		(271)	(225)	(539)
Net operating income	821		861	1,541	1,884
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	31,922		22,683	60,770	46,902
Operating expenses	(30,938)		(21,507)	(58,779)	(44,442)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales	(9,440)		(6,016)	(17,396)	(12,362)
Adjusted | Marketing & Services
Business segment information
Sales	22,528		17,831	43,836	35,129
Excise taxes	(5,571)		(4,753)	(11,043)	(9,142)
Depreciation, depletion and impairment of tangible assets and mineral interests	(172)		(158)	(346)	(302)
Operating income	528		440	914	829
Net income (loss) from equity affiliates and other items	106		137	193	162
Tax on net operating income	(156)		(144)	(262)	(257)
Net operating income	478		433	845	734
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	17,250		13,247	33,284	26,430
Operating expenses	(16,550)		(12,649)	(32,024)	(25,299)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales	(293)		(169)	(491)	(443)
Adjusted | Corporate
Business segment information
Sales	(3)		(2)	3	9
Depreciation, depletion and impairment of tangible assets and mineral interests	(11)		(11)	(20)	(19)
Operating income	(199)		(178)	(373)	(303)
Net income (loss) from equity affiliates and other items	11		(6)	9	16
Tax on net operating income	85		192	181	363
Net operating income	(103)		8	(183)	76
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	(66)		88	37	204
Operating expenses	(122)		(255)	(390)	(488)
Adjusted | Corporate | Intercompany
Business segment information
Sales	$ 63		$ (90)	$ (34)	$ (195)